Fair values of financial assets and liabilities - Movements in level 3 financial assets portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 797,598
Balance at end of period	822,248
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	15,111	£ 15,510
Exchange and other adjustments	4	2
Gains recognised in the income statement within other income	740	113
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	8	1
Purchases	1,513	206
Sales	(1,618)	(672)
Transfers into the level 3 portfolio	585	866
Transfers out of the level 3 portfolio	(100)	(513)
Balance at end of period	16,243	15,513
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018	474	162
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	13,917	14,152
Exchange and other adjustments	3	3
Gains recognised in the income statement within other income	489	111
Purchases	1,511	206
Sales	(1,522)	(491)
Transfers into the level 3 portfolio	563	532
Transfers out of the level 3 portfolio	(98)	(320)
Balance at end of period	14,863	14,193
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018	189	160
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	267	302
Exchange and other adjustments	1	(1)
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	8	1
Sales	(80)	(91)
Transfers into the level 3 portfolio		334
Transfers out of the level 3 portfolio		(193)
Balance at end of period	196	352
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	927	1,056
Gains recognised in the income statement within other income	251	2
Purchases	2
Sales	(16)	(90)
Transfers into the level 3 portfolio	22
Transfers out of the level 3 portfolio	(2)
Balance at end of period	1,184	968
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018	£ 285	£ 2